Consolidated Statements of Changes in Shareholders' Equity (Deficit) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit CNY (¥)
Beginning Balance at Dec. 31, 2018	¥ (81,021)		¥ 69	¥ 0		¥ (81,090)
Beginning Balance (Shares) at Dec. 31, 2018 | shares			100,089,552
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(138,664)					(138,664)
Repurchase of ordinary shares (Note 9) (Shares) | shares			(1,044,776)
Repurchase of ordinary shares (Note 9)	(7,451)		¥ (1)			(7,450)
Repurchase of convertible redeemable preferred shares (Note 10)	(25,390)					(25,390)
Accretions of convertible redeemable preferred shares to redemption value	(36,802)					(36,802)
Foreign currency translation adjustment	(3,159)				¥ (3,159)
Ending Balance at Dec. 31, 2019	(292,487)		¥ 68	0	(3,159)	(289,396)
Ending Balance (Shares) at Dec. 31, 2019 | shares			99,044,776
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(211,900)					(211,900)
Accretions of convertible redeemable preferred shares to redemption value	(62,733)					(62,733)
Foreign currency translation adjustment	(20,753)				(20,753)
Ending Balance at Dec. 31, 2020	(587,873)		¥ 68	0	(23,912)	(564,029)
Ending Balance (Shares) at Dec. 31, 2020 | shares			99,044,776
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(451,754)	$ (70,892)				(451,754)
Accretions of convertible redeemable preferred shares to redemption value	(1,989)	(312)				(1,989)
Foreign currency translation adjustment	(34,024)	$ (5,339)			(34,024)
Share-based compensation	60,384			60,384
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO") (Shares) | shares			173,771,220
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO")	1,409,525		¥ 113	1,409,412
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost (Shares) | shares			63,250,000
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost	¥ 1,431,357		¥ 41	1,431,316
Exercise of options and restricted share units (Shares) | shares	530,110	530,110	1,903,930
Exercise of options and restricted share units	¥ 1,745	$ 274	¥ 1	1,744
Ending Balance at Dec. 31, 2021	¥ 1,827,371	$ 286,754	¥ 223	¥ 2,902,856	¥ (57,936)	¥ (1,017,772)
Ending Balance (Shares) at Dec. 31, 2021 | shares			337,969,926